OTHER CURRENT LIABILITIES (Details) $ in Thousands, ¥ in Millions					1 Months Ended			12 Months Ended
	Apr. 27, 2018 MW	Mar. 19, 2018 JPY (¥)	Mar. 19, 2018 USD ($)	Oct. 10, 2014 JPY (¥) item MW	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 USD ($)	Aug. 31, 2015 JPY (¥) item MW	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 31, 2015 USD ($) item MW	Oct. 10, 2014 USD ($) item MW
Financial liabilities designated as fair value through profit or loss
Balance at January 1,								¥ 13,600	$ 120,820	$ 80,107
Transaction (Note 30(b))						$ 8,383			8,383
Balance at December 31,						130,323			130,323	120,820	$ 80,107
Balance at January 1,									178,705
Balance at December 31,						190,315			190,315	178,705
Other current liabilities
Financial liabilities designated as fair value through profit or loss
Balance at January 1,									120,820
Balance at December 31,						130,323			130,323	120,820
Other current liabilities | Level 3
Financial liabilities designated as fair value through profit or loss
Balance at January 1,									120,820	80,107
Fair value effect during the year									16,605	37,918
Repayment of principal Interest paid back for distribution									(18,200)
Exchange difference									2,715	2,795
Balance at December 31,						121,940			121,940	120,820	80,107
JAML silent partnership agreement
Financial liabilities designated as fair value through profit or loss
Balance at January 1,									121,940	120,820
Transaction (Note 30(b))						1,378			1,378	1,253	829
Balance at December 31,										121,940	120,820
Loss from change in fair value of financial liabilities and extinguishment of agreement									(88)	(396)
Hudson agreement
Financial liabilities designated as fair value through profit or loss
Transaction (Note 30(b))						65,870			65,870	55,426	51,143
Transaction (Note 30(b))						57,487			57,487	55,426
Silent partnership agreements with third party investors
Financial liabilities designated as fair value through profit or loss
Number of groups of third party investors in the Silent Partnership Agreement | item				2									2
Silent partnership agreements with third party investors | Silent Partners
Financial liabilities designated as fair value through profit or loss
Estimated annual distributable profits to silent partners													$ 7,400
Silent partnership agreements with third party investors | Sky Solar Japan KK (SSJ)
Financial liabilities designated as fair value through profit or loss
Number of solar parks agreed for development and operation | item				21									21
Capacity of solar parks under agreement | MW				34.6									34.6
Cash contribution for the project | ¥				¥ 750
Carrying value of the solar power projects contributed | ¥				2,300
Fair value of the solar power projects contributed				¥ 4,600									$ 45,500
Minimum cumulative annual internal rate of return required on the capital for distribution of profits				15.00%									15.00%
Profit sharing percentage				51.00%									51.00%
Silent partnership agreements with third party investors | Silent Partners
Financial liabilities designated as fair value through profit or loss
Cash contribution for the project | ¥				¥ 5,000
Minimum cumulative annual internal rate of return required on the capital for distribution of profits				15.00%									15.00%
Profit sharing percentage				49.00%									49.00%
Silent partnership agreements with third party investors | SWL Flash Bright Limited | Investor
Financial liabilities designated as fair value through profit or loss
Maximum amount of ordinary shares of the company available for purchase for the investor													$ 30,000
Option exercise period				2 years
Extension time period for purchase of shares				1 year
Period after initial public offering when option exercisability commences				180 days
Target percent of the per share initial public offering price to exercise the call option				200.00%									200.00%
Fair value of call option													$ 6,600
Weighted average cost of capital				13.50%
Amended Agreements
Financial liabilities designated as fair value through profit or loss
Term of the amendment agreements							3 years
Loss from change in fair value of financial liabilities and extinguishment of agreement									16,600	$ (37,900)	$ (2,764)
Amended Agreements | Sky Solar Japan KK (SSJ)
Financial liabilities designated as fair value through profit or loss
Number of solar parks agreed for development and operation | item							67					67
Capacity of solar parks under agreement | MW	10.79						107.9					107.9
Number of additional solar parks contributed | item							46					46
Remaining proceeds used for executing project pipeline | ¥							¥ 2,000
Percentage of threshold capacity limit of solar parks under agreement	10.00%
Amended Agreements | Sky Solar Japan KK (SSJ) | Sky International Enterprise Group Ltd.
Financial liabilities designated as fair value through profit or loss
Intercompany loan | ¥							¥ 2,000
Term of the loans granted							12 months
Interest rate on loans granted							5.00%
Amended Agreements | Sky Solar Japan KK (SSJ) | TK Partner
Financial liabilities designated as fair value through profit or loss
Consideration paid to the partner in order to amend the agreement							¥ 698					$ 5,800
Amended Agreements | Silent Partners
Financial liabilities designated as fair value through profit or loss
Increase in capital contribution | ¥							9,000
Amended Agreements | TK Partner
Financial liabilities designated as fair value through profit or loss
Minimum cumulative annual internal rate of return required on the capital for distribution of profits	15.00%
Additional investment contributed by the TK partner							¥ 4,000					$ 33,200
Time limit to secure third party offer	90 days
TK Interest Agreement | Silent Partners
Financial liabilities designated as fair value through profit or loss
Payment to settle litigation		¥ 13,400	$ 121,000		¥ 2,000	$ 18,000
TK Interest Agreement | Silent Partners | Sky International Enterprise Group Ltd.
Financial liabilities designated as fair value through profit or loss
Amount of litigation settlement								¥ 15,400	$ 140,100